Schedule I - Condensed Statements of Operations and Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Parent Company Only Financial Information [Line Items]
Revenue		$ 140,891	$ 123,899	$ 269,173	$ 233,519
Operating expenses:
Cost of services and products, exclusive of depreciation and amortization shown separately below		50,364	39,172	94,878	75,823
Selling, general and administrative		115,567	53,517	175,180	104,537
Depreciation and amortization		20,933	18,613	40,820	35,673
Total operating expenses		186,864	111,302	310,878	216,033
Loss from operations		(45,973)	12,597	(41,705)	17,486
Other (expense) income:
Interest income		631	332	1,115	638
Interest expense		(21,560)	(15,579)	(36,870)	(30,577)
(Loss) income from investment in a subsidiary		246	438	761	758
Other expense		(2,620)	(116)	(3,174)	(174)
Total other (expense) income		(23,303)	(14,925)	(38,168)	(29,355)
(Loss) income before income taxes		(69,276)	(2,328)	(79,873)	(11,869)
Income tax (expense) benefit		28,609	(5,543)	24,181	(9,357)
Net (loss) income	$ 16,713	16,713		16,713
Unrealized gain on defined benefit pension plan			33		520
Other comprehensive (loss) income		(28,144)	$ 25,390	(9,160)	$ 54,319
Comprehensive income attributable to EVO Payments, Inc.		$ 15,082		$ 15,082
Predecessor
Parent Company Only Financial Information [Line Items]
Revenue						$ 504,750	$ 419,221
Operating expenses:
Cost of services and products, exclusive of depreciation and amortization shown separately below						164,480	140,659
Selling, general and administrative						220,971	174,198
Depreciation and amortization						74,136	64,012
Total operating expenses						459,587	378,869
Loss from operations						45,163	40,352
Other (expense) income:
Interest income						1,489	1,096
Interest expense						(62,876)	(40,658)
(Loss) income from investment in a subsidiary						941	1,547
Other expense						(477)	72,147
Total other (expense) income						(60,923)	34,132
(Loss) income before income taxes						(15,760)	74,484
Income tax (expense) benefit						(16,588)	(17,033)
Net (loss) income						(37,813)	51,346
Unrealized gain on defined benefit pension plan						530	294
Other comprehensive (loss) income						70,447	(52,160)
Evo Investco, LLC | Predecessor
Parent Company Only Financial Information [Line Items]
Revenue						0	0
Operating expenses:
Cost of services and products, exclusive of depreciation and amortization shown separately below						2
Selling, general and administrative						1,308	7,842
Depreciation and amortization						0	0
Total operating expenses						1,310	7,842
Loss from operations						(1,310)	(7,842)
Other (expense) income:
Interest income						0	0
Interest expense						(211)	(4,441)
(Loss) income from investment in a subsidiary						(38,635)	59,882
Other expense						(36)
Total other (expense) income						(38,882)	55,441
(Loss) income before income taxes						(40,192)	47,599
Income tax (expense) benefit						(50)	106
Net (loss) income						(40,242)	47,705
Other comprehensive income (loss)						0	0
Unrealized gain on defined benefit pension plan						530	294
Unrealized foreign currency translation adjustment						59,255	(52,393)
Other comprehensive (loss) income						59,785	(52,099)
Comprehensive income attributable to EVO Payments, Inc.						$ 19,543	$ (4,394)